SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Information To Statements Of Comprehensive Income Abstract
Revenues for services performed during the period	$ 55,861	$ 55,678	$ 57,869
Revenues from sale of devices	918	1,397	1,129
Revenues	$ 56,779	$ 57,075	$ 58,998